Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 1,704,390	$ 1,766,347
Adjustments to reconcile net income to net cash
Amortization of operating lease right-of-use assets	48,105
Depreciation and amortization	120,046	114,465
Gain on disposition of property and equipment	2,590	523
Provision for (net recovery of) credit losses	(87,627)	171,522
Deferred tax provision	23,711	68,561
Short-term investments income	(11,655)
Changes in operating assets and liabilities:
Accounts receivable	(454,837)	(75,355)
Accounts receivable - related parties	(569,807)	(28,932)
Inventories	566,734	447,024
Prepaid expenses and other current assets	(1,308,346)	47,501
Accounts payable	(278,216)	348,579
Accrued liabilities and other payables	206,416	(29,199)
Deferred revenue	(171,223)	(293,968)
Deferred revenue - related parties	11,241	122,795
Taxes payable	291,899	83,630
Operating lease liabilities	(43,424)
Net cash provided by operating activities	49,997	2,743,493
Cash flows from investing activities:
Additions to property, plant and equipment	(83,680)	(11,014)
Additions to land use right	(980,692)
Proceeds from disposal of property and equipment	348	100
Payments for short-term investments	(16,136,000)	(3,152,600)
Redemption of short-term investments	8,810,675	850,154
Repayment of (payments of) advances made to related parties	4,240,111	(4,760,469)
Net cash used in investing activities	(4,149,238)	(7,073,829)
Cash flows from financing activities:
Gross proceeds from initial public offerings		8,000,000
Direct costs disbursed from initial public offerings proceeds		(1,212,779)
Proceeds from sale of Ordinary Shares, net of issuance costs	311,995
Proceeds from short-term bank loans	5,554,080	1,433,000
Proceeds from (repayment of) amount due to related parties	138,223	(120,333)
Net cash provided by financing activities	6,004,298	8,099,888
Effect of exchange rate changes on cash	40,337	122,004
Net increase in cash	1,945,394	3,891,556
Cash, beginning of period	6,929,508	4,792,632
Cash, end of period	8,874,902	8,684,188
Supplemental disclosure information:
Cash paid for income tax	2,234	28,415
Cash paid for interest	93,256
Non-cash operating, investing and financing activities
Deferred IPO cost offset with additional paid-in capital		812,900
Right of use assets obtained in exchange for operating lease liabilities	$ 312,767